Loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Antidilutive Securities Excluded From Computation Of Earnings Per Share	72,888,953	50,496,647